Related Parties (Tables)	6 Months Ended
Jun. 30, 2024
Related Parties [Abstract]
Schedule of Balances with Related Parties	Balances with related parties
	June 30,	December 31,
	2024	2023
Accounts payable and accruals (included in employees and liabilities in respect thereof)	43	128
Loans from related parties	11	43

Schedule of Benefits to Related Parties	Benefits to related parties
	For the six months ended June 30,
	2024	2023
Payroll and related expenses in respect of employed related parties (*)	275	149
Number of related parties	3	3
(*)	Including benefits to interested parties, related parties and officers, included in subsections b and c above.

Schedule of Benefits to Senior Officers	Benefits to senior officers
	For the six months ended June 30,
	2024	2023
Short-term benefits (*)	351	219
No. of recipients	3	3

(*)	Including benefits to interested parties, related parties and officers, included in subsections b and c above.

Schedule of Profit and Loss Data	Profit and loss data
	For the six months ended June 30,
	2024	2023

Cost of revenue	87	28

Research and development expenses	29	69

Selling and marketing expenses	207	158

General and administrative expenses	302	116
(*)	Including benefits to interested parties, related parties and officers, included in subsections b and c above.